Business Combination (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Schedule of Fair Value of the Total Consideration	The fair value of the total consideration has been allocated as below:
Class A Special Shares (6,441 special shares*)	$597,836
Class B Special Shares (212,265 special shares*)	19,700,885
Cash (via Promissory Note)	14,133,966
Total Consideration Paid	$34,432,687

Cash	$281,996
Trade and other receivables (note 6)	1,163,221
Prepayments	7,420
Property, plant and equipment, net (note 8)	4,123,220
Right-of-use assets (note 9)	181,206
Goodwill (note 10)	39,572,129
Accounts payable and accrued liabilities	(1,402,638)
Due to related parties	(225,900)
Lease liabilities (note 12)	(189,096)
Loans and borrowings (note 13)	(171,247)
Due to/from Akanda	(8,907,624)
Net Assets Acquired	$34,432,687

*	The fair value of 218,706 special shares issued was determined to be $92.81 per special share using the market price at acquisition date.